Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

November 2, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

Re:

Form N-1A Filing for Eaton Vance Growth Trust (the “Registrant”) on behalf of

Eaton Vance Worldwide Health Sciences Fund (the “Fund”)

Post-Effective Amendment No. 190 (1933 Act File No. 002-22019)

Amendment No. 163 (1940 Act File No. 811-01241) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) of the Fund, and exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act and will become effective on January 1, 2017.  The Amendment is being filed for the purpose of updating disclosure pursuant to a Special Meeting of Shareholders of the Fund on May 26, 2016, adjourned until June 16, 2016 and approved by shareholders.  The preliminary filing of the proxy statement was filed with the Securities and Exchange Commission (“SEC”) under Schedule 14A on March 14, 2016 (Accession No. 0000940394-16-00229), the proxy statement was reviewed by the Staff and a definitive filing of the proxy statement was also filed under Schedule 14A on March 30, 2016 (Accession No. 0000940394-16-002315).  The prospectus and SAI has been marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 183 filed with the SEC on December 23, 2015 (Accession No. 0000940394-15-001593).

Based on the foregoing, the Registrant requests that the Staff, in reviewing the prospectus and SAI included in the Amendment, use the selective review procedure set forth in Investment Company Act Release No. 13768 (February 15, 1984) in processing the Amendment.

Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, bring financial information up-to-date, and to make any other necessary nonmaterial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact the undersigned at (617) 672-8655 or fax (617) 672-1655.

Very truly yours,

/s/ Jeanmarie Lee

Jeanmarie Lee, Esq.

Vice President